Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	$ 596	$ 580	$ 583	$ 574	$ 574
Provision	9	17	28	36	83
Charge-offs, net of recoveries	(26)	(26)	(41)	(47)	(118)
Foreign currency translation and other	(37)	26	(28)	34	44
Ending balance	542	597	542	597	583
Ending Balance: Individually Evaluated for Impairment	392	367	392	367	376
Ending Balance: Collectively Evaluated for Impairment	150	230	150	230	207
Ending Balance	18,957	18,890	18,957	18,890	19,795 [1]
Ending Balance: Individually Evaluated for Impairment	665	854	665	854	887
Ending Balance: Collectively Evaluated for Impairment	18,292	18,036	18,292	18,036	18,908
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	394	371	383	374	374
Provision	5	16	25	29	72
Charge-offs, net of recoveries	(26)	(23)	(40)	(42)	(103)
Foreign currency translation and other	(24)	8	(19)	11	40
Ending balance	349	372	349	372	383
Ending Balance: Individually Evaluated for Impairment	231	195	231	195	212
Ending Balance: Collectively Evaluated for Impairment	118	177	118	177	171
Ending Balance	9,076	9,617	9,076	9,617	9,725
Ending Balance: Individually Evaluated for Impairment	338	358	338	358	347
Ending Balance: Collectively Evaluated for Impairment	8,738	9,259	8,738	9,259	9,378
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	202	209	200	200	200
Provision	4	1	3	7	11
Charge-offs, net of recoveries		(3)	(1)	(5)	(15)
Foreign currency translation and other	(13)	18	(9)	23	4
Ending balance	193	225	193	225	200
Ending Balance: Individually Evaluated for Impairment	161	172	161	172	164
Ending Balance: Collectively Evaluated for Impairment	32	53	32	53	36
Ending Balance	9,804	9,208	9,804	9,208	10,001
Ending Balance: Individually Evaluated for Impairment	327	496	327	496	540
Ending Balance: Collectively Evaluated for Impairment	9,477	8,712	9,477	8,712	9,461
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending Balance	77	65	77	65	69
Ending Balance: Collectively Evaluated for Impairment	$ 77	$ 65	$ 77	$ 65	$ 69

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).